Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
On August 28, 2019, as part of the Company’s 2019 Convertible Notes issuance an amount of $7.6 million (£6.2 million) was issued to a shareholder and it was converted to 710,621 shares of Series B convertible preferred shares on April 17, 2020. As of December 31, 2019, the shareholder’s convertible loan note remained outstanding. Refer to Note 8 for additional information on the 2019 Convertible Notes.
The Company receives accounting and professional services from Tapestry Networks, Inc., or Tapestry, a company affiliated with a director of the Company and the Company’s Chief Executive Officer, from time to time as needed. The Company recorded accounting and professional fees totaling $0.1 million and $0.2 million for the years ended December 31, 2020 and 2019. As of December 31, 2020 and 2019, the Company had less than $0.1 million and $0.1 million outstanding to Tapestry, respectively.